Statement of Cash Flows - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (905,700)	$ (1,376,235)	$ (890,461)	$ (640,184)	$ (820,939)	$ (876,347)	$ (2,281,935)	$ (1,697,287)	$ (3,227,932)	$ (16,554,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation (non-cash)	257,633	233,776	232,992	93,244	88,570	114,526	491,409	203,096	529,332	305,205
In process research and development (non-cash)									0	13,501,622
Changes in operating assets and liabilities, net
Prepaid expenses and other current assets							(13,902)	(78,795)	(273,371)	(126,780)
Accounts payable, accrued expenses and other current liabilities							68,721	11,274	87,684	247,357
Net cash used in operating activities							(1,735,707)	(1,561,712)	(2,886,757)	(2,627,468)
Cash flows from financing activities:
Cash received from Gem, net of $169,257 of transaction costs							0	0	0	4,830,743
Proceeds from the sale of common stock, net of $32,400 of issuance costs							0	0	0	4,705,646
Deferred offering costs							(26,177)	0	0
Net cash provided by financing activities							(26,177)	0	0	9,536,389
Effect of exchange rates on cash, cash equivalents, and restricted cash							(1,060)	(1,572)	(2,396)	0
Net increase in cash, cash equivalents and restricted cash							(1,762,944)	(1,563,284)	(2,889,153)	6,908,921
Cash, cash equivalents and restricted cash at beginning of period		$ 6,892,772		$ 8,218,641		$ 9,781,925	6,892,772	9,781,925	9,781,925	2,873,004
Cash, cash equivalents and restricted cash at end of period	$ 5,129,828		$ 6,892,772		$ 8,218,641		$ 5,129,828	$ 8,218,641	6,892,772	9,781,925
Supplemental disclosure of non-cash items for cash flow information:
Value of shares issued in Gem transaction									$ 0	$ 18,332,365